Distribution Date:	06/17/22	Wells Fargo Commercial Mortgage Trust 2016-L25
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-LC25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street | Charlotte, NC 28288-0166 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Co-op Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Co-op Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 302-1902
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Special Servicer	LNR Partners, LLC
			Job Warshaw	(305) 695-5600
Collateral Stratification and Historical Detail	22
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	24	Representations Reviewer
Modified Loan Detail	25		Don Simon	(203) 660-6100
Historical Liquidated Loan Detail	26		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	27		Bank, N.A.
Interest Shortfall Detail - Collateral Level	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Supplemental Notes	29
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
		Directing Certificateholder	World Class Capital Group, LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000JAS7	1.795000%	43,663,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000JAT5	2.983000%	75,129,000.00	1,003,866.17	0.00	2,495.44	0.00	0.00	2,495.44	1,003,866.17	34.42%	30.00%
A-3	95000JAU2	3.374000%	235,000,000.00	235,000,000.00	0.00	660,741.67	0.00	0.00	660,741.67	235,000,000.00	34.42%	30.00%
A-4	95000JAV0	3.640000%	253,530,000.00	253,530,000.00	0.00	769,041.00	0.00	0.00	769,041.00	253,530,000.00	34.42%	30.00%
A-SB	95000JAW8	3.486000%	61,153,000.00	57,398,940.77	1,142,966.22	166,743.92	0.00	0.00	1,309,710.14	56,255,974.55	34.42%	30.00%
A-S	95000JAX6	4.015068%	71,623,000.00	71,623,000.00	0.00	239,642.70	0.00	0.00	239,642.70	71,623,000.00	25.82%	22.50%
B	95000JBA5	4.484068%	42,973,000.00	42,973,000.00	0.00	160,578.22	0.00	0.00	160,578.22	42,973,000.00	20.65%	18.00%
C	95000JBB3	4.484068%	42,974,000.00	42,974,000.00	0.00	160,581.96	0.00	0.00	160,581.96	42,974,000.00	15.49%	13.50%
D	95000JAC2	3.184068%	52,523,000.00	52,523,000.00	0.00	139,364.02	0.00	0.00	139,364.02	52,523,000.00	9.18%	8.00%
E	95000JAE8	4.484068%	10,982,000.00	10,982,000.00	0.00	41,036.70	0.00	0.00	41,036.70	10,982,000.00	7.86%	6.85%
F	95000JAG3	4.484068%	16,712,000.00	16,712,000.00	0.00	62,448.13	0.00	0.00	62,448.13	16,712,000.00	5.85%	5.10%
G	95000JAJ7	4.484068%	18,144,000.00	18,144,000.00	0.00	67,799.11	0.00	0.00	67,799.11	18,144,000.00	3.67%	3.20%
H*	95000JAL2	4.484068%	30,559,554.00	30,559,554.00	0.00	55,329.30	0.00	0.00	55,329.30	30,559,554.00	0.00%	0.00%
V	95000JAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000JAQ1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			954,965,554.02	833,423,360.94	1,142,966.22	2,525,802.17	0.00	0.00	3,668,768.39	832,280,394.72

X-A	95000JAY4	0.975728%	668,475,000.00	546,932,806.94	0.00	444,714.71	0.00	0.00	444,714.71	545,789,840.72
X-B	95000JAZ1	0.213183%	157,570,000.00	157,570,000.00	0.00	27,992.66	0.00	0.00	27,992.66	157,570,000.00
X-D	95000JAA6	1.300000%	52,523,000.00	52,523,000.00	0.00	56,899.92	0.00	0.00	56,899.92	52,523,000.00
Notional SubTotal			878,568,000.00	757,025,806.94	0.00	529,607.29	0.00	0.00	529,607.29	755,882,840.72

Deal Distribution Total					1,142,966.22	3,055,409.46	0.00	0.00	4,198,375.68

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000JAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000JAT5	13.36189980	0.00000000	0.03321540	0.00000000	0.00000000	0.00000000	0.00000000	0.03321540	13.36189980
A-3	95000JAU2	1,000.00000000	0.00000000	2.81166668	0.00000000	0.00000000	0.00000000	0.00000000	2.81166668	1,000.00000000
A-4	95000JAV0	1,000.00000000	0.00000000	3.03333333	0.00000000	0.00000000	0.00000000	0.00000000	3.03333333	1,000.00000000
A-SB	95000JAW8	938.61201854	18.69027227	2.72666787	0.00000000	0.00000000	0.00000000	0.00000000	21.41694013	919.92174628
A-S	95000JAX6	1,000.00000000	0.00000000	3.34589029	0.00000000	0.00000000	0.00000000	0.00000000	3.34589029	1,000.00000000
B	95000JBA5	1,000.00000000	0.00000000	3.73672352	0.00000000	0.00000000	0.00000000	0.00000000	3.73672352	1,000.00000000
C	95000JBB3	1,000.00000000	0.00000000	3.73672360	0.00000000	0.00000000	0.00000000	0.00000000	3.73672360	1,000.00000000
D	95000JAC2	1,000.00000000	0.00000000	2.65339032	0.00000000	0.00000000	0.00000000	0.00000000	2.65339032	1,000.00000000
E	95000JAE8	1,000.00000000	0.00000000	3.73672373	0.00000000	0.00000000	0.00000000	0.00000000	3.73672373	1,000.00000000
F	95000JAG3	1,000.00000000	0.00000000	3.73672391	0.00000000	0.00000000	0.00000000	0.00000000	3.73672391	1,000.00000000
G	95000JAJ7	1,000.00000000	0.00000000	3.73672343	0.00000000	0.00000000	0.00000000	0.00000000	3.73672343	1,000.00000000
H	95000JAL2	1,000.00000000	0.00000000	1.81054017	1.92618354	24.02181688	0.00000000	0.00000000	1.81054017	1,000.00000000
V	95000JAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000JAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000JAY4	818.17989744	0.00000000	0.66526753	0.00000000	0.00000000	0.00000000	0.00000000	0.66526753	816.47008597
X-B	95000JAZ1	1,000.00000000	0.00000000	0.17765222	0.00000000	0.00000000	0.00000000	0.00000000	0.17765222	1,000.00000000
X-D	95000JAA6	1,000.00000000	0.00000000	1.08333340	0.00000000	0.00000000	0.00000000	0.00000000	1.08333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/22 - 05/30/22	30	0.00	2,495.44	0.00	2,495.44	0.00	0.00	0.00	2,495.44	0.00
A-3	05/01/22 - 05/30/22	30	0.00	660,741.67	0.00	660,741.67	0.00	0.00	0.00	660,741.67	0.00
A-4	05/01/22 - 05/30/22	30	0.00	769,041.00	0.00	769,041.00	0.00	0.00	0.00	769,041.00	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	166,743.92	0.00	166,743.92	0.00	0.00	0.00	166,743.92	0.00
X-A	05/01/22 - 05/30/22	30	0.00	444,714.71	0.00	444,714.71	0.00	0.00	0.00	444,714.71	0.00
X-B	05/01/22 - 05/30/22	30	0.00	27,992.66	0.00	27,992.66	0.00	0.00	0.00	27,992.66	0.00
X-D	05/01/22 - 05/30/22	30	0.00	56,899.92	0.00	56,899.92	0.00	0.00	0.00	56,899.92	0.00
A-S	05/01/22 - 05/30/22	30	0.00	239,642.70	0.00	239,642.70	0.00	0.00	0.00	239,642.70	0.00
B	05/01/22 - 05/30/22	30	0.00	160,578.22	0.00	160,578.22	0.00	0.00	0.00	160,578.22	0.00
C	05/01/22 - 05/30/22	30	0.00	160,581.96	0.00	160,581.96	0.00	0.00	0.00	160,581.96	0.00
D	05/01/22 - 05/30/22	30	0.00	139,364.02	0.00	139,364.02	0.00	0.00	0.00	139,364.02	0.00
E	05/01/22 - 05/30/22	30	0.00	41,036.70	0.00	41,036.70	0.00	0.00	0.00	41,036.70	0.00
F	05/01/22 - 05/30/22	30	0.00	62,448.13	0.00	62,448.13	0.00	0.00	0.00	62,448.13	0.00
G	05/01/22 - 05/30/22	30	0.00	67,799.11	0.00	67,799.11	0.00	0.00	0.00	67,799.11	0.00
H	05/01/22 - 05/30/22	30	672,718.94	114,192.61	0.00	114,192.61	58,863.31	0.00	0.00	55,329.30	734,096.01
Totals			672,718.94	3,114,272.77	0.00	3,114,272.77	58,863.31	0.00	0.00	3,055,409.46	734,096.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,198,375.68
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,130,524.99	Master Servicing Fee	10,051.19
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,231.32
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.84
ARD Interest	0.00	Operating Advisor Fee	1,112.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	208.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,130,524.99	Total Fees	16,252.24

Principal		Expenses/Reimbursements
Scheduled Principal	1,142,966.22	Reimbursement for Interest on Advances	582.93
Unscheduled Principal Collections		ASER Amount	49,377.69
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,097.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	804.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,142,966.22	Total Expenses/Reimbursements	58,863.31

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,055,409.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,142,966.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,198,375.68
Total Funds Collected	4,273,491.21	Total Funds Distributed	4,273,491.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	833,423,361.12	833,423,361.12	Beginning Certificate Balance	833,423,360.94
(-) Scheduled Principal Collections	1,142,966.22	1,142,966.22	(-) Principal Distributions	1,142,966.22
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	832,280,394.90	832,280,394.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	833,612,929.67	833,612,929.67	Ending Certificate Balance	832,280,394.72
Ending Actual Collateral Balance	832,536,076.65	832,536,076.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP
1,000,000 or less	5	4,567,500.00	0.55%	48	5.3077	1.588101	1.20 or less	12	96,686,984.82	11.62%	52	4.2912	0.750532
1,000,001 to 2,000,000	5	7,982,700.03	0.96%	53	3.8283	1.621367	1.21 to 1.30	7	69,332,562.60	8.33%	53	4.5812	1.266701
2,000,001 to 3,000,000	3	8,485,510.91	1.02%	53	4.0743	1.299335	1.31 to 1.40	8	81,095,100.76	9.74%	53	4.5613	1.354395
3,000,001 to 4,000,000	3	10,635,436.55	1.28%	52	4.6045	1.412321	1.41 to 1.50	1	13,267,605.08	1.59%	53	5.2200	1.458700
4,000,001 to 5,000,000	9	41,201,964.48	4.95%	52	4.3717	1.642714	1.51 to 1.75	23	224,117,697.31	26.93%	52	4.3934	1.615191
5,000,001 to 6,000,000	4	22,585,460.69	2.71%	52	4.0490	1.442645	1.76 to 2.00	9	89,665,240.85	10.77%	52	4.4661	1.841468
6,000,001 to 7,000,000	4	27,112,322.03	3.26%	53	4.2917	0.995743	2.01 to 3.00	10	180,943,600.16	21.74%	52	3.9661	2.404335
7,000,001 to 8,000,000	3	22,485,781.29	2.70%	53	4.9431	1.653786	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	16,981,281.95	2.04%	49	4.6884	1.447473	Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
9,000,001 to 10,000,000	6	56,356,067.35	6.77%	53	4.1730	1.471228
10,000,001 to 15,000,000	12	146,982,667.39	17.66%	52	4.6548	1.470266
15,000,001 to 20,000,000	4	70,616,178.94	8.48%	53	4.3166	1.944799
20,000,001 to 30,000,000	5	129,495,738.68	15.56%	53	4.2265	1.724157
30,000,001 or greater	5	189,620,181.29	22.78%	52	4.1445	1.881881
Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	77,171,603.32	9.27%	48	4.6115	NAP
							Defeased	8	77,171,603.32	9.27%	48	4.6115	NAP
Alabama	1	12,940,612.66	1.55%	53	4.5100	1.942900
							Lodging	10	122,991,575.97	14.78%	52	4.9156	1.582322
Arizona	5	27,886,885.85	3.35%	53	4.5516	2.099664
							Mixed Use	2	27,340,729.24	3.29%	53	4.3903	1.335600
California	5	94,624,602.01	11.37%	53	4.4159	1.471978
							Mobile Home Park	24	63,187,154.21	7.59%	51	4.3900	1.635459
Colorado	2	21,408,024.13	2.57%	51	4.2252	0.724057
							Multi-Family	16	81,812,307.38	9.83%	53	3.8122	1.419896
Connecticut	6	48,916,041.30	5.88%	52	4.1191	2.308772
							Office	11	217,147,032.68	26.09%	52	4.0331	1.801613
Florida	5	59,662,214.68	7.17%	53	4.7436	1.516376
							Retail	28	242,629,992.11	29.15%	52	4.4708	1.689353
Georgia	2	7,498,020.18	0.90%	52	4.8822	2.203584
							Totals	99	832,280,394.90	100.00%	52	4.3618	1.636273
Illinois	3	25,325,643.70	3.04%	52	4.0896	1.729731
Indiana	2	8,438,192.16	1.01%	52	4.6136	1.328624
Louisiana	1	29,714,695.16	3.57%	53	4.2500	1.768800
Maryland	3	7,119,316.34	0.86%	51	4.1140	1.570400
Michigan	7	35,634,410.78	4.28%	52	4.8158	1.654006
Minnesota	4	15,187,093.54	1.82%	52	4.5252	1.357018
New Jersey	1	16,500,000.00	1.98%	52	3.1170	2.707800
New York	16	142,502,190.21	17.12%	52	3.5801	1.566322
Ohio	7	29,867,957.91	3.59%	52	4.7170	1.545234
Oregon	2	22,292,988.14	2.68%	50	4.4608	1.419223
South Carolina	3	50,234,455.19	6.04%	52	4.9558	2.300023
Tennessee	1	1,906,540.02	0.23%	53	4.7600	1.769200
Texas	10	55,838,803.15	6.71%	52	4.7564	1.196417
Utah	1	6,562,455.37	0.79%	53	4.4000	1.688800
Virginia	2	16,081,415.09	1.93%	53	4.6493	1.426125
Wisconsin	2	18,966,234.01	2.28%	52	4.8555	1.561117
Totals	99	832,280,394.90	100.00%	52	4.3618	1.636273

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP
	3.000% or less	1	50,000,000.00	6.01%	51	2.8595	2.257300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	1	16,500,000.00	1.98%	52	3.1170	2.707800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	5	20,936,372.24	2.52%	53	3.3668	1.080039	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	8	36,791,117.64	4.42%	53	3.6120	1.371186	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	23,428,143.70	2.81%	52	3.9900	1.741000	49 months or greater	70	755,108,791.58	90.73%	52	4.3363	1.657690
	4.001% to 4.250%	7	139,159,276.21	16.72%	52	4.1160	1.767932	Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
	4.251% to 4.500%	11	113,969,244.18	13.69%	52	4.3408	1.461897
	4.501% to 4.750%	13	173,849,728.72	20.89%	53	4.6332	1.505704
	4.751% to 5.000%	10	101,397,654.70	12.18%	51	4.9006	2.017756
	5.001% to 5.250%	6	48,490,969.60	5.83%	53	5.1373	1.546307
	5.251% to 5.500%	6	19,722,776.98	2.37%	52	5.2710	1.446174
	5.501% or greater	1	10,863,507.61	1.31%	53	5.5400	(0.198600)
	Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP
	60 months or less	70	755,108,791.58	90.73%	52	4.3363	1.657690	Interest Only	12	108,302,500.00	13.01%	52	3.4395	2.074128
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	77,452,048.17	9.31%	52	4.9021	1.750939
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	50	567,952,367.35	68.24%	52	4.4319	1.565385
	Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,401,876.06	0.17%	53	3.6500	1.730000
								Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	77,171,603.32	9.27%	48	4.6115	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	58	667,426,626.09	80.19%	52	4.4043	1.650508
	13 to 24 months	7	35,428,208.30	4.26%	53	3.5160	1.275555
	25 months or greater	5	52,253,957.19	6.28%	53	4.0246	2.008512
	Totals	77	832,280,394.90	100.00%	52	4.3618	1.636273
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306531002	OF	New York	NY	Actual/360	2.860%	123,117.36	0.00	0.00	N/A	09/01/26	--	50,000,000.00	50,000,000.00	06/01/22
3	300571604	LO	Hilton Head Island	SC	Actual/360	4.920%	159,119.64	90,253.92	0.00	N/A	10/06/26	--	37,557,743.15	37,467,489.23	06/06/22
4	28000945	MH	Various	Various	Actual/360	4.114%	128,533.66	57,326.51	0.00	N/A	09/06/26	--	36,282,183.07	36,224,856.56	06/06/22
5	300571623	OF	West Palm Beach	FL	Actual/360	4.680%	143,978.94	42,298.16	0.00	N/A	11/06/26	--	35,726,785.25	35,684,487.09	06/06/22
6	28000978	RT	Moreno Valley	CA	Actual/360	4.713%	122,905.33	40,711.80	0.00	N/A	11/06/26	--	30,284,060.21	30,243,348.41	06/06/22
7	310934969	RT	Glastonbury	CT	Actual/360	4.030%	104,077.51	40,864.29	0.00	N/A	11/01/26	--	29,991,119.06	29,950,254.77	03/01/22
8	310936261	OF	Metairie	LA	Actual/360	4.250%	108,889.14	38,692.83	0.00	N/A	11/11/26	--	29,753,387.99	29,714,695.16	06/11/22
9	28000956	LO	Brooklyn	NY	Actual/360	4.560%	101,244.70	44,178.43	0.00	N/A	10/06/26	--	25,783,878.76	25,739,700.33	06/06/22
10	310937719	RT	Gurnee	IL	Actual/360	3.990%	80,495.20	0.00	0.00	N/A	10/01/26	--	23,428,143.70	23,428,143.70	01/01/22
11	28000846	MF	Norman	OK	Actual/360	4.858%	90,223.11	25,975.79	0.00	N/A	10/06/25	--	21,567,563.91	21,541,588.12	06/06/22
12	310936921	RT	Rohnert Park	CA	Actual/360	4.330%	77,163.76	32,095.85	0.00	N/A	11/11/26	--	20,695,040.57	20,662,944.72	06/11/22
13	600938498	OF	Tempe	AZ	Actual/360	4.610%	78,783.94	23,864.49	0.00	N/A	11/11/26	--	19,846,210.59	19,822,346.10	05/11/22
14	600933684	MU	Huntington Beach	CA	Actual/360	4.300%	70,969.51	28,004.78	0.00	N/A	11/11/26	--	19,166,560.64	19,138,555.86	06/11/22
15	28000951	MF	Fayetteville	NC	Actual/360	4.220%	67,417.02	27,678.91	0.00	N/A	10/06/26	--	18,552,306.37	18,524,627.46	06/06/22
16	310938436	OF	Jersey City	NJ	Actual/360	3.117%	44,287.38	0.00	0.00	N/A	10/11/26	--	16,500,000.00	16,500,000.00	06/11/22
17	300571617	OF	Jacksonville	FL	Actual/360	5.260%	68,740.53	21,093.25	0.00	N/A	11/06/26	--	15,176,370.23	15,155,276.98	06/06/22
18	28000927	OF	Aurora	CO	Actual/360	4.185%	52,418.66	26,904.43	0.00	N/A	08/06/26	--	14,545,587.65	14,518,683.22	06/06/22
20	310935502	IN	Plano	TX	Actual/360	4.890%	54,898.48	31,253.19	0.00	N/A	08/11/26	--	13,037,438.69	13,006,185.50	06/11/22
21	610936585	OF	Los Angeles	CA	Actual/360	4.020%	50,194.17	0.00	0.00	N/A	11/11/26	--	14,500,000.00	14,500,000.00	06/11/22
22	300571624	MH	Various	Various	Actual/360	5.220%	59,728.11	20,072.21	0.00	N/A	11/06/26	--	13,287,677.29	13,267,605.08	06/06/22
23	310936123	RT	Medford	OR	Actual/360	4.260%	49,651.45	21,272.22	0.00	N/A	11/11/26	--	13,535,151.79	13,513,879.57	06/11/22
24	300571622	SS	Midlothian	VA	Actual/360	4.500%	53,224.02	19,282.65	0.00	N/A	08/06/26	--	13,735,230.39	13,715,947.74	06/06/22
25	28000926	MH	East Hartford	CT	Actual/360	4.316%	50,963.45	17,855.17	0.00	N/A	08/06/26	--	13,712,547.73	13,694,692.56	06/06/22
26	28000943	LO	Milwaukee	WI	Actual/360	4.946%	51,175.61	28,773.52	0.00	N/A	10/06/26	--	12,015,717.14	11,986,943.62	06/06/22
27	600933866	RT	Decatur	AL	Actual/360	4.510%	50,326.82	18,155.93	0.00	N/A	11/11/26	--	12,958,768.59	12,940,612.66	05/11/22
28	28000968	LO	Dallas	TX	Actual/360	5.540%	51,955.70	27,404.54	0.00	N/A	11/06/26	--	10,890,912.15	10,863,507.61	06/06/22
29	300571621	RT	Brownstown Township	MI	Actual/360	5.030%	47,723.40	14,895.43	0.00	N/A	11/06/26	--	11,018,035.48	11,003,140.05	06/06/22
30	28000960	RT	La Quinta	CA	Actual/360	4.490%	39,039.97	17,515.73	0.00	N/A	10/06/26	--	10,097,268.75	10,079,753.02	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	28000731	RT	Lapeer	MI	Actual/360	4.997%	44,910.99	14,454.62	0.00	N/A	08/03/26	--	10,437,202.58	10,422,747.96	06/03/22
32	28000975	OF	Herndon	VA	Actual/360	4.776%	41,976.67	15,577.05	0.00	N/A	11/06/26	--	10,206,679.09	10,191,102.04	06/06/22
33	470102150	MF	Briarwood	NY	Actual/360	3.290%	26,315.26	19,612.23	0.00	N/A	11/01/26	--	9,288,650.35	9,269,038.12	06/01/22
34	28000965	MF	Avon Lake	OH	Actual/360	4.623%	39,776.22	13,681.84	0.00	N/A	11/06/26	--	9,991,724.69	9,978,042.85	06/06/22
35	410936779	RT	Amarillo	TX	Actual/360	4.070%	33,399.60	13,759.38	0.00	N/A	10/11/26	--	9,529,885.29	9,516,125.91	06/11/22
36	28000944	MF	Patalaska	OH	Actual/360	4.350%	34,729.19	13,558.55	0.00	N/A	09/06/26	--	9,271,419.02	9,257,860.47	06/06/22
37	310934028	RT	Woodburn	OR	Actual/360	4.770%	36,113.73	13,034.50	0.00	N/A	04/11/26	--	8,792,143.07	8,779,108.57	06/11/22
38	470101680	MF	Brooklyn	NY	Actual/360	3.560%	28,509.67	0.00	0.00	N/A	11/01/26	--	9,300,000.00	9,300,000.00	06/01/22
39	28000958	MU	Mankato	MN	Actual/360	4.601%	32,552.15	13,975.75	0.00	N/A	10/06/26	--	8,216,149.13	8,202,173.38	06/06/22
40	28000976	RT	Rotterdam	NY	Actual/360	5.140%	39,989.91	0.00	0.00	11/06/26	11/06/27	--	9,035,000.00	9,035,000.00	06/06/22
41	300571619	LO	Hartsville	SC	Actual/360	5.110%	34,213.57	11,989.40	0.00	N/A	11/06/26	--	7,775,320.98	7,763,331.58	06/06/22
42	300571612	LO	Webster	TX	Actual/360	5.000%	32,826.36	11,998.25	0.00	N/A	11/06/26	--	7,624,187.41	7,612,189.16	11/06/21
43	310937109	LO	Woodway	TX	Actual/360	4.700%	28,824.71	11,836.49	0.00	N/A	11/11/26	--	7,122,097.04	7,110,260.55	06/11/22
44	28000969	OF	Aurora	CO	Actual/360	4.310%	25,614.63	12,287.97	0.00	N/A	11/06/26	--	6,901,628.88	6,889,340.91	06/06/22
45	470100740	MF	New York	NY	Actual/360	3.740%	21,559.58	13,131.55	0.00	N/A	11/01/26	--	6,694,366.91	6,681,235.36	06/01/22
47	300571615	RT	Appleton	WI	Actual/360	4.700%	28,287.58	10,091.62	0.00	N/A	11/06/26	--	6,989,382.01	6,979,290.39	06/06/22
48	610936405	RT	Salt Lake City	UT	Actual/360	4.400%	24,908.07	11,522.29	0.00	N/A	11/11/26	--	6,573,977.66	6,562,455.37	06/11/22
49	470101900	MF	Ossining	NY	Actual/360	3.540%	18,171.36	17,022.64	0.00	N/A	11/01/26	--	5,961,080.43	5,944,057.79	06/01/22
50	470102130	MF	Brooklyn	NY	Actual/360	3.370%	16,713.63	12,004.64	0.00	N/A	11/01/26	--	5,759,460.11	5,747,455.47	06/01/22
51	600935816	RT	Glen Allen	VA	Actual/360	4.430%	22,506.74	9,655.47	0.00	N/A	10/11/26	--	5,899,968.52	5,890,313.05	06/11/22
52	28000940	LO	Aiken	SC	Actual/360	4.985%	21,530.45	12,033.25	0.00	N/A	09/06/26	--	5,015,667.63	5,003,634.38	06/06/22
53	300571611	MF	Houston	TX	Actual/360	4.560%	19,070.38	7,718.09	0.00	N/A	11/06/26	--	4,856,632.27	4,848,914.18	06/06/22
54	300571618	LO	Dallas	TX	Actual/360	5.240%	21,206.92	15,687.20	0.00	N/A	11/06/26	--	4,699,883.31	4,684,196.11	06/06/22
55	300571598	LO	Richmond Hill	GA	Actual/360	4.780%	19,626.35	7,855.15	0.00	N/A	10/06/26	--	4,768,178.55	4,760,323.40	06/06/22
56	610935678	RT	Pearland	TX	Actual/360	4.320%	17,787.03	7,511.34	0.00	N/A	09/11/26	--	4,781,460.38	4,773,949.04	06/11/22
57	470102170	MF	Jamaica	NY	Actual/360	3.570%	13,947.66	9,153.36	0.00	N/A	11/01/26	--	4,537,054.62	4,527,901.26	06/01/22
58	470099840	MF	Brooklyn	NY	Actual/360	3.610%	13,810.87	8,949.50	0.00	N/A	10/01/26	--	4,442,777.24	4,433,827.74	06/01/22
59	410936784	RT	Amarillo	TX	Actual/360	4.010%	16,372.97	6,929.14	0.00	N/A	10/11/26	--	4,741,589.73	4,734,660.59	06/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	28000950	RT	Crawfordsville	IN	Actual/360	4.539%	16,707.01	7,351.12	0.00	N/A	10/06/26	--	4,274,442.10	4,267,090.98	06/06/22
61	300571610	SS	Richmond	VA	Actual/360	4.410%	16,755.11	6,307.07	0.00	N/A	08/06/26	--	4,412,140.98	4,405,833.91	06/06/22
62	300571614	OF	Schererville	IN	Actual/360	4.690%	16,873.55	6,956.15	0.00	N/A	11/06/26	--	4,178,057.33	4,171,101.18	06/06/22
63	410936683	RT	Macomb Township	MI	Actual/360	4.580%	15,258.77	6,605.71	0.00	N/A	10/11/26	--	3,868,966.33	3,862,360.62	06/11/22
64	300571607	MH	Various	NY	Actual/360	4.800%	15,233.32	6,015.63	0.00	N/A	11/06/26	08/06/26	3,685,480.97	3,679,465.34	06/06/22
65	28000961	RT	Lakeville	MN	Actual/360	4.412%	13,341.63	6,175.58	0.00	N/A	10/06/26	--	3,511,675.19	3,505,499.61	06/06/22
66	300571620	RT	Goodyear	AZ	Actual/360	4.840%	13,636.39	4,284.53	0.00	N/A	11/06/26	--	3,271,860.85	3,267,576.32	06/06/22
67	470101780	MF	Forest Hills	NY	Actual/360	3.490%	8,274.86	5,628.23	0.00	N/A	11/01/26	--	2,753,442.36	2,747,814.13	06/01/22
68	470101190	MF	New York	NY	Actual/360	3.710%	9,584.17	0.00	0.00	N/A	11/01/26	--	3,000,000.00	3,000,000.00	06/01/22
69	300571625	RT	Hiram	GA	Actual/360	5.060%	11,947.35	4,267.49	0.00	N/A	11/06/26	--	2,741,964.27	2,737,696.78	06/06/22
70	300571608	SS	Ashland	VA	Actual/360	4.630%	9,174.36	3,146.45	0.00	N/A	08/06/26	--	2,301,101.70	2,297,955.25	06/06/22
71	300571609	RT	Knoxville	TN	Actual/360	4.760%	7,827.56	3,139.70	0.00	N/A	11/06/26	--	1,909,679.72	1,906,540.02	06/06/22
72	470102090	MF	New York	NY	Actual/360	3.470%	5,305.91	3,641.52	0.00	N/A	11/01/26	--	1,775,706.04	1,772,064.52	06/01/22
73	470101970	MF	Forest Hills	NY	Actual/360	3.550%	4,611.94	6,456.17	0.00	N/A	11/01/26	--	1,508,675.60	1,502,219.43	06/01/22
74	470101840	MF	New York	NY	Actual/360	3.650%	4,411.00	1,535.57	0.00	N/A	11/01/26	--	1,403,411.63	1,401,876.06	06/01/22
75	470101860	MF	New York	NY	Actual/360	3.490%	4,207.39	0.00	0.00	N/A	11/01/26	--	1,400,000.00	1,400,000.00	06/01/22
76	28000878	RT	St. Charles	MN	Actual/360	5.350%	4,491.77	0.00	0.00	05/06/26	05/06/31	--	975,000.00	975,000.00	06/06/22
77	28000977	RT	Decatur	IL	Actual/360	5.290%	4,373.07	0.00	0.00	11/06/26	11/06/31	--	960,000.00	960,000.00	06/06/22
78	28000876	RT	Philo	IL	Actual/360	5.350%	4,319.01	0.00	0.00	05/06/26	05/06/31	--	937,500.00	937,500.00	06/06/22
79	28000897	RT	San Antonio	TX	Actual/360	5.270%	4,084.25	0.00	0.00	05/06/26	05/06/31	--	900,000.00	900,000.00	06/06/22
80	28000877	RT	Borger	TX	Actual/360	5.270%	3,607.75	0.00	0.00	05/06/26	05/06/31	--	795,000.00	795,000.00	06/06/22
Totals							3,130,524.99	1,142,966.22	0.00				833,423,361.12	832,280,394.90
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	79,273,296.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,919,278.85	18,964,878.12	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,055,779.95	2,239,099.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,350,066.65	975,388.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,033,516.23	689,693.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,339,902.00	827,405.00	01/01/20	03/31/20	10/12/21	11,881,026.60	207,885.55	103,401.71	434,441.42	814,377.87	0.00
8	2,863,789.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	884,837.90	1,660,189.73	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	19,420,588.94	4,871,032.78	01/01/22	03/31/22	--	0.00	137,409.39	745,605.99	745,605.99	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,047,962.28	518,928.19	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,653,579.72	0.00	--	--	--	0.00	0.00	102,263.91	102,263.91	0.00	0.00
14	1,509,365.00	1,603,907.37	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	24,744,098.19	6,038,596.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,637,642.02	417,914.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,761,757.79	289,430.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,277,951.84	286,327.60	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,432,125.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,248,161.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,695,328.14	414,627.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,880,773.77	1,858,137.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,724,931.49	426,439.77	01/01/22	03/31/22	--	0.00	0.00	68,120.08	68,120.08	0.00	0.00
28	(132,484.19)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,077,106.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	329,380.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,233,530.17	418,760.83	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,446,172.24	244,465.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	523,655.00	538,719.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,016,609.37	268,364.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	873,430.71	227,172.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	960,628.08	226,641.31	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,095,954.07	258,002.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	512,631.00	512,631.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	834,614.18	215,031.14	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	911,800.00	455,900.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	889,538.90	1,070,424.54	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,023,953.00	0.00	--	--	04/11/22	2,442,476.09	111,960.60	36,534.51	273,567.92	115,575.91	0.00
43	854,203.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	735,579.59	40,001.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	579,075.00	379,279.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	929,448.29	551,988.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	752,060.52	195,424.13	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	559,022.00	511,259.00	10/01/18	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
50	424,003.00	335,055.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
51	746,285.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	822,144.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	802,297.80	218,727.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	412,537.88	507,878.30	04/01/21	03/31/22	--	0.00	39,280.01	0.00	0.00	0.00	0.00
55	790,603.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	424,363.60	92,400.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	395,700.00	457,609.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	470,919.00	558,686.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	431,125.79	112,813.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	363,750.00	90,937.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	427,331.00	118,082.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	354,420.00	88,605.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	296,648.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	381,704.55	95,637.82	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	194,490.00	196,650.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	94,194.00	60,541.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
69	476,806.04	369,371.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	235,999.46	61,568.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	22,484.00	119,428.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	149,597.00	214,520.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	127,724.00	123,280.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	40,854.00	97,077.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
76	84,812.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	83,645.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	81,843.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	77,599.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	69,228.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	210,714,373.03	52,444,311.84				14,323,502.69	496,535.55	1,055,926.20	1,623,999.32	929,953.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	1	29,950,254.77	1	7,612,189.16	0	0.00	1	7,612,189.16	0	0.00	0	0.00	0	0.00	4.361849%	4.327921%	52
05/17/22	1	29,991,119.06	0	0.00	1	7,624,187.41	0	0.00	1	7,624,187.41	0	0.00	0	0.00	0	0.00	4.362067%	4.328138%	53
04/18/22	1	30,035,192.67	0	0.00	1	7,637,190.39	0	0.00	1	7,637,190.39	0	0.00	0	0.00	0	0.00	4.362304%	4.328373%	54
03/17/22	1	30,075,763.22	0	0.00	1	7,649,081.45	0	0.00	1	7,649,081.45	0	0.00	0	0.00	0	0.00	4.362519%	4.328585%	55
02/17/22	0	0.00	1	7,664,101.22	0	0.00	0	0.00	1	7,664,101.22	0	0.00	0	0.00	0	0.00	4.362793%	4.328858%	56
01/18/22	1	7,675,876.92	0	0.00	0	0.00	0	0.00	1	7,675,876.92	0	0.00	0	0.00	0	0.00	4.363004%	4.329067%	57
12/17/21	1	30,206,647.78	0	0.00	1	7,687,602.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.363214%	4.329274%	58
11/18/21	2	43,481,010.07	0	0.00	1	7,700,341.98	0	0.00	0	0.00	1	23,428,143.70	0	0.00	0	0.00	4.363442%	4.329500%	59
10/18/21	0	0.00	0	0.00	1	7,711,962.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374692%	4.339536%	59
09/17/21	2	34,955,028.84	0	0.00	1	7,724,601.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.374916%	4.339764%	60
08/17/21	0	0.00	1	30,250,000.00	2	12,456,739.87	0	0.00	0	0.00	1	4,720,622.46	0	0.00	0	0.00	4.439504%	4.402961%	58
07/16/21	1	30,250,000.00	0	0.00	3	35,906,434.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.439692%	4.403153%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	310934969	03/01/22	2	2	103,401.71	434,441.42	876,545.12		30,075,763.25	08/05/20	1
13	600938498	05/11/22	0	A	102,263.91	102,263.91	0.00		19,846,210.59
27	600933866	05/11/22	0	B	68,120.08	68,120.08	0.00		12,958,768.59
42	300571612	11/06/21	6	6	36,534.51	273,567.92	1,402,176.21		7,700,341.98	02/18/21	7			01/04/22
Totals					310,320.21	878,393.33	2,278,721.33		70,581,084.41
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,320,697	30,320,697	0		0
49 - 60 Months		788,357,198	750,794,754	29,950,255		7,612,189
> 60 Months		13,602,500	13,602,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	832,280,395	794,717,951	0	29,950,255	0	7,612,189
May-22	833,423,361	795,808,055	29,991,119	0	0	7,624,187
Apr-22	834,649,745	796,977,362	30,035,193	0	0	7,637,190
Mar-22	835,783,521	798,058,676	30,075,763	0	0	7,649,081
Feb-22	837,177,400	829,513,299	0	0	0	7,664,101
Jan-22	838,301,366	830,625,490	0	0	0	7,675,877
Dec-21	839,420,975	801,526,725	30,206,648	0	7,687,602	0
Nov-21	840,624,841	789,443,489	43,481,010	0	7,700,342	0
Oct-21	848,423,809	840,711,847	0	0	7,711,962	0
Sep-21	849,473,835	806,794,205	34,955,029	0	7,724,601	0
Aug-21	898,046,855	855,340,115	0	30,250,000	12,456,740	0
Jul-21	899,045,547	832,889,113	30,250,000	0	35,906,434	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	310934969	29,950,254.77	30,075,763.25	20,600,000.00	08/11/21	798,004.00	2.58960	03/31/20	11/01/26	293
42	300571612	7,612,189.16	7,700,341.98	7,300,000.00	02/15/22	919,071.00	1.70860	12/31/19	11/06/26	292
Totals		37,562,443.93	37,776,105.23	27,900,000.00		1,717,075.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	310934969	RT	CT	08/05/20	1

The Shops at Somerset is an open air lifestyle shopping center located in Glastonbury, CT. The Property contains 113,987 SF, consisting of 94,819 SF of retail and 19,168 SF of office space. Property was built in 1987. Loan transferred to the

Special Servicer as a result of payment delinquency. As of 3/31/22, Property is 72% occupied. Lender has put in a Receiver. Lender is working with Borrower on a deed-in-lieu/foreclosure in order for property to become REO. In addition, Lender has also received an offer to assume the Loan with certain modifications to the Loan that is also being reviewed.

42	300571612	LO	TX	02/18/21	7

REO Title Date: 1/4/2022. Description of Collateral: The subject property is flagged as a Holiday Inn. Current Franchise Agreement expires in October 2031. The property, which opened in 2009, features 109 rooms, a restaurant and lounge,

2,426 square feet of meeting space, an indoor pool, an indoor whirlpool, a fitness room, a lobby workstation, a market pantry, a guest laundry room, and vending areas. The property is located on a 2.30 acre parcel. Companion Loan - no.

Deferred Maintenance / Repair Issues: Minimal DM noted in the most recent inspection. Marketing Summary: Property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300571604	39,432,591.32	4.92000%	39,350,280.51	4.92000%	10	08/17/20	04/02/20	09/11/20
9	28000956	0.00	4.56000%	0.00	4.56000%	10	11/11/20	03/19/20	12/11/20
41	300571619	8,018,283.07	5.11000%	8,018,283.07	5.11000%	10	09/04/20	05/08/20	10/13/20
43	310937109	0.00	4.70000%	0.00	4.70000%	10	09/22/20	08/11/20	11/12/20
54	300571618	0.00	5.24000%	0.00	5.24000%	8	07/23/21	06/06/20	--
Totals		47,450,874.39		47,368,563.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	28000923 10/17/18	14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,584,122.35	33,900,000.00	17,778,189.31	696,928.65	17,778,189.31	17,081,260.66	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	28000923	10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,456.42	0.00	0.00	41,179.31	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	804.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	582.93	0.00	0.00	0.00
42	0.00	0.00	1,641.32	0.00	0.00	8,198.38	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,097.74	0.00	804.95	49,377.69	0.00	0.00	582.93	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		58,863.31

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Supplemental Notes
None

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